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Michael A. Pignatella
Counsel
(860) 580-2831
Fax: (860) 580-4934
Michael.Pignatella@us.ing.com

May 4, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Prospectus Title: Individual Nonqualified Variable Annuity
File Nos.: 033-75998 and 811-02512 - Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Contract Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (“Amendment No. 27”) for Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 27 which was declared effective on April 30, 2010. The text of Amendment No. 27 was filed electronically on April 16, 2010.

If you have any questions regarding this submission, please call the undersigned at 860-580-2831.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella

Windsor SiteOne Orange Way, C1S	ING North America Insurance Corporation
Windsor, CT 06095-4774